Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Sales to related parties	$ 7,442	$ 8,259	$ 7,503
Purchases from related parties	$ 1,092	$ 1,116	$ 1,033